Sales Revenues - Summary Of Sales Revenues From External Customers By Business And By Product Category (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 7,605,418	¥ 7,061,014	¥ 17,922,573	¥ 21,338,170	¥ 27,693,693
Financial services	544,615	547,917	1,602,683	1,629,038
Total sales revenues	8,150,032	7,608,931	19,525,255	22,967,208	¥ 29,866,547
Vehicles, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	6,339,359	5,715,529	14,580,535	17,383,363
Parts and components for production, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	355,588	352,151	947,081	1,007,935
Parts and components for after service, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	564,709	546,674	1,494,645	1,607,802
Other, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	220,178	202,685	566,080	563,003
Total automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	7,479,834	6,817,039	17,588,339	20,562,103
All other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 125,584	¥ 243,975	¥ 334,233	¥ 776,067